   As filed with the Securities and Exchange Commission on April 11, 2001.
                                                              File No. 333-13735

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 6 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.     Exact name of trust: ICMG Registered Variable Life Separate Account One

B.     Name of depositor: Hartford Life and Annuity Insurance Company

C.     Complete address of depositor's principal executive offices:

       P.O. Box 2999
       Hartford, CT  06104-2999

D.     Name and complete address of agent for service:

       Marianne O'Doherty, Esq.
       Hartford Life and Annuity Insurance Company
       P.O. Box 2999
       Hartford, CT  06104-2999

             It is proposed that this filing will become effective:

       ___  immediately upon filing pursuant to paragraph (b) of Rule 485
       _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
       ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       ___  on ________, 2001 pursuant to paragraph (a)(1) of Rule 485
       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.     Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF FORM N-8B-2                CAPTION IN PROSPECTUS
-----------------------                ---------------------
              1.                           Cover Page
              2.                           Cover Page
              3.                           Not Applicable
              4.                           Statement of Additional Information -
                                           Distribution of the Policies
              5.                           About Us - ICMG Registered Variable
                                           Life Separate Account One
              6.                           About Us -  ICMG Registered Variable
                                           Life Separate Account One
              7.                           Not required by Form S-6
              8.                           Not required by Form S-6
              9.                           Legal Proceedings
              10.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One; The Funds
              11.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One; The Funds
              12.                          About Us - The Funds
              13.                          Fee Table;  Charges and Deductions
              14.                          Premiums
              15.                          Premiums
              16.                          Premiums
              17.                          Making Withdrawals From Your Policy
              18.                          About Us - The Funds; Charges and
                                           Deductions
              19.                          Your Policy - Contract Rights
              20.                          Not Applicable
              21.                          Loans
              22.                          Not Applicable
              23.                          Not Applicable
              24.                          Not Applicable
              25.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              26.                          Not Applicable
              27.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              28.                          Statement of Additional Information - General
                                           Information and History
              29.                          About Us - Hartford Life and Annuity Insurance
                                           Company
              30.                          Not Applicable
              31.                          Not Applicable
              32.                          Not Applicable
              33.                          Not Applicable
              34.                          Not Applicable
              35.                          Statement of Additional Information -
                                           Distribution of the Policies
              36.                          Not required by Form S-6
              37.                          Not Applicable
              38.                          Statement of Additional Information -
                                           Distribution of the Policies
              39.                          Statement of Additional Information -
                                           Distribution of the Policies

ITEM NO. OF FORM N-8B-2                CAPTION IN PROSPECTUS
-----------------------                ---------------------
              40.                          Not Applicable
              41.                          Statement of Additional Information -
                                           Distribution of the Policies
              42.                          Not Applicable
              43.                          Not Applicable
              44.                          Premiums
              45.                          Not Applicable
              46.                          Premiums; Making Withdrawals From Your
                                           Policy
              47.                          About Us - The Funds
              48.                          Cover Page; About Us - Hartford Life and
                                           Annuity Insurance Company
              49.                          Not Applicable
              50.                          About Us -  ICMG Registered Variable
                                           Life Separate Account One
              51.                          Not Applicable
              52.                          About Us - The Funds
              53.                          Taxes
              54.                          Not Applicable
              55.                          Not Applicable
              56.                          Not Required by Form S-6
              57.                          Not Required by Form S-6
              58.                          Not Required by Form S-6
              59.                          Not Required by Form S-6

                                     PART A

FUTUREVANTAGE-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE (800) 861-1408                                      [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you enroll for coverage under the FutureVantage-SM- group flexible premium variable life insurance policy. Please read it carefully.

The FutureVantage-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying
  Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Alger American Growth Investment Division                Alger American Growth Portfolio of The Alger American Fund
  Alger American Small Capitalization Investment Division  Alger American Small Capitalization Portfolio of The Alger
                                                           American Fund
  Hartford Capital Appreciation Investment Division        Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Bond Investment Division                        Class IA of Hartford Bond HLS Fund
  Mercury HW International Value VIP                       Mercury HW International Value VIP Portfolio of the
  Investment Division                                      Mercury HW
                                                           Variable Trust
  Merrill Lynch Large Cap Growth Focus Investment          Class A of Merrill Lynch Large Cap Growth Focus Fund of
  Division                                                 the Mercury V.I. Funds, Inc.
  Merrill Lynch Basic Value Focus Investment Division      Class A of Merrill Lynch Basic Value Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Balanced Capital Focus Investment          Class A of Merrill Lynch Balanced Capital Focus Fund of
  Division                                                 the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Domestic Money Market                      Class A of Merrill Lynch Domestic Money Market Fund of the
  Investment Division                                      Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Bond Focus Investment Division      Class A of Merrill Lynch Global Bond Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Growth Focus Investment Division    Class A of Merrill Lynch Global Growth Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation Focus Investment         Class A of Merrill Lynch Global Allocation Focus Fund of
  Division                                                 the Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Utilities and Telecommunications Focus     Class A of Merrill Lynch Utilities and Telecommunications
  Investment Division                                      Focus Fund of the Merrill Lynch Variable Series
                                                           Funds, Inc.
  Merrill Lynch Government Bond Investment Division        Class A of Merrill Lynch Government Bond Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch High Current Income Investment Division    Class A of Merrill Lynch High Current Income Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.


                    INVESTMENT DIVISION                                       PURCHASES SHARES OF:
  Merrill Lynch Index 500 Investment Division              Class A of Merrill Lynch Index 500 Fund of the Merrill
                                                           Lynch Variable Series Funds, Inc.
  Merrill Lynch Core Bond Focus Investment Division        Class A of Merrill Lynch Core Bond Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Large Cap Core Focus Investment Division   Class A of Merrill Lynch Large Cap Core Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Small Cap Value Focus Investment Division  Class A of Merrill Lynch Small Cap Value Focus Fund of the
                                                           Merrill Lynch Variable Series Funds, Inc.
  Neuberger Berman Advisers Management Trust Balanced      Balanced Portfolio of the Neuberger Berman Advisers
  Investment Division                                      Management Trust
  Neuberger Berman Advisers Management Trust Partners      Partners Portfolio of Neuberger Berman Advisers Management
  Investment Division                                      Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Merrill Lynch prospectuses included in this FutureVantage-SM-Prospectus contain information relating to all of the funds they offer. Not all the funds in the Hartford and Merrill Lynch prospectuses are available to you. Please review this FutureVantage-SM- product prospectus for details regarding available funds (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     6
----------------------------------------------------------------------
  Benefits of Your Policy                                         6
----------------------------------------------------------------------
  What Does Your Premium Pay For?                                 6
----------------------------------------------------------------------
  Risks of Your Policy                                            6
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
ABOUT US                                                          9
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     9
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
  Deductions From Premium                                        11
----------------------------------------------------------------------
  Deductions from Investment Value                               11
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 12
----------------------------------------------------------------------
  Ownership Rights                                               12
----------------------------------------------------------------------
  Beneficiary                                                    12
----------------------------------------------------------------------
  Assignment                                                     12
----------------------------------------------------------------------
  Statements                                                     12
----------------------------------------------------------------------
  Issuance of Your Certificate                                   12
----------------------------------------------------------------------
  Right to Examine the Certificate                               13
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
  Premium Payment Flexibility                                    13
----------------------------------------------------------------------
  Allocation of Premium Payments                                 13
----------------------------------------------------------------------
  Accumulation Units                                             13
----------------------------------------------------------------------
  Accumulation Unit Values                                       14
----------------------------------------------------------------------
  Premium Limitation                                             14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 14
----------------------------------------------------------------------
  Values Under the Certificate                                   14
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          16
----------------------------------------------------------------------
  Surrender                                                      16
----------------------------------------------------------------------
  Partial Withdrawals                                            16
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             16
----------------------------------------------------------------------
  Amount and Frequency of Transfers                              16
----------------------------------------------------------------------
  Transfers to or from Investment Divisions                      16
----------------------------------------------------------------------
  Asset Rebalancing                                              17
----------------------------------------------------------------------
  Dollar Cost Averaging                                          17
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                PAGE
----------------------------------------------------------------------
  Processing of Transactions                                     17
----------------------------------------------------------------------
LOANS                                                            17
----------------------------------------------------------------------
  Loan Interest                                                  17
----------------------------------------------------------------------
  Credited Interest                                              18
----------------------------------------------------------------------
  Loan Repayments                                                18
----------------------------------------------------------------------
  Termination Due to Excessive Debt                              18
----------------------------------------------------------------------
  Effect of Loans on Investment Value                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          18
----------------------------------------------------------------------
  Lapse and Grace Period                                         18
----------------------------------------------------------------------
  Reinstatement                                                  18
----------------------------------------------------------------------
TERMINATION OF POLICY                                            18
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             19
----------------------------------------------------------------------
  Partial Withdrawals                                            19
----------------------------------------------------------------------
  Transfers of Account Value                                     19
----------------------------------------------------------------------
  Face Amount Increases or Decreases                             19
----------------------------------------------------------------------
  Valuation of Payments and Transfers                            19
----------------------------------------------------------------------
  Deferral of Payments                                           19
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          19
----------------------------------------------------------------------
  Modification of Policy                                         19
----------------------------------------------------------------------
  Substitution of Funds                                          19
----------------------------------------------------------------------
  Change in Operation of the Separate Account                    19
----------------------------------------------------------------------
  Separate Account Taxes                                         19
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            19
----------------------------------------------------------------------
  Maturity Date Extension Rider                                  20
----------------------------------------------------------------------
OTHER MATTERS                                                    20
----------------------------------------------------------------------
  Reduced Charges for Eligible Groups                            20
----------------------------------------------------------------------
  Our Rights                                                     20
----------------------------------------------------------------------
  Limit on Right to Contest                                      20
----------------------------------------------------------------------
  Misstatement as to Age or Sex                                  20
----------------------------------------------------------------------
  Assignment                                                     20
----------------------------------------------------------------------
  Dividends                                                      20
----------------------------------------------------------------------
TAXES                                                            20
----------------------------------------------------------------------
  General                                                        20
----------------------------------------------------------------------
  Taxation of Hartford and the Separate Account                  21
----------------------------------------------------------------------
  Income Taxation of Certificate Benefits -- Generally           21
----------------------------------------------------------------------
  Modified Endowment Contracts                                   21
----------------------------------------------------------------------
  Diversification Requirements                                   22
----------------------------------------------------------------------
  Ownership of the Assets in the Separate Account                22
----------------------------------------------------------------------
  Tax Deferral During Accumulation Period                        22
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

                                                                PAGE
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 23
----------------------------------------------------------------------
  Other Tax Considerations                                       23
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  23
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                23
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        24
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              25
----------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

  - The Face Amount; and

  - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

  - The Face Amount plus the Cash Value; and

  - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 21 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

WHAT DOES YOUR PREMIUM PAY FOR?

Your premium payment does three things: (1) it pays for insurance coverage,
(2) it acts as an investment in the Investment Divisions, and (3) it pays for sales loads and other charges.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

FEE TABLES

The following tables describes the MAXIMUM fees and expenses that you will pay under the Certificate.

MAXIMUM TRANSACTION FEES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Sales Charge (1)        When you pay premium.              9% of any premium paid for
                                                           Coverage Years 1 through 7, and
                                                           7% of any premium paid in
                                                           Coverage Years 8 and later.
--------------------------------------------------------------------------------------------
Premium Tax Charge      When you pay premium.              Generally, between 0% and 4% of
                                                           any premium you pay. The
                                                           percentage we deduct will vary by
                                                           locale depending on the tax rates
                                                           in effect there.
--------------------------------------------------------------------------------------------
Deferred Acquisition    When you pay premium.              1.25% of each premium you pay. We
Cost Tax Charge                                            will adjust the charge based on
                                                           changes in the applicable tax
                                                           law.
--------------------------------------------------------------------------------------------
Transfer Fees           When you make a transfer after     $50 per transfer.
                        the 12th transfer in any Coverage
                        Year.
--------------------------------------------------------------------------------------------
Partial Withdrawal Fee  When you take a withdrawal.        $25 per partial withdrawal.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Sales Charge (1)                           All
----------------------
Premium Tax Charge                         All
----------------------
Deferred Acquisition                       All
Cost Tax Charge
----------------------
Transfer Fees           Those Certificates with more than 12
                        transfers per Contract Year.
----------------------
Partial Withdrawal Fee  Those Certificates where a partial
                        withdrawal is made.

(1) The current front end sales load charged is:
6.75% of any premium paid for Coverage Years 1 through 7, and 4.75% of any premium paid in Coverage Years 8 and later

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES

        CHARGE               WHEN CHARGE IS DEDUCTED                AMOUNT DEDUCTED
Cost of Insurance       Monthly.                           The charge is the cost of
Charges                                                    insurance rate times the net
                                                           amount at risk. The cost of
                                                           insurance rates depend on issue
                                                           age, sex, insurance class and
                                                           substandard rating.
                                                           The monthly cost of insurance
                                                           charge ranges from $0.084 per
                                                           $1,000 to $85.527 per $1,000.
--------------------------------------------------------------------------------------------
Mortality and Expense   Daily.                             On an annual basis, .65% of the
Risk Charge                                                value of each Investment
                                                           Division's assets.
--------------------------------------------------------------------------------------------
Administrative Charge   Monthly.                           $10 per Coverage Month.
--------------------------------------------------------------------------------------------
Rider Charges           Monthly.                           Individualized based on optional
                                                           rider selected.


        CHARGE          CERTIFICATES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance                          All
Charges
----------------------
Mortality and Expense                      All
Risk Charge
----------------------
Administrative Charge                      All
----------------------
Rider Charges           Only those Certificates with benefits
                        provided by rider.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


The next table describes the Fund fees and expenses that you will pay periodically. The table shows the annual fees and expenses charged by the Funds for the year ended December 31, 2000. The prospectus for each Fund contains more detail concerning each Fund's fees and expenses.



        ANNUAL FUND OPERATING EXPENSES AS OF EACH FUND'S FISCAL YEAR END
                        (AS A PERCENTAGE OF NET ASSETS)



                                                                                                         TOTAL OPERATING
                                                                                                         EXPENSES (AFTER
                                                           MANAGEMENT FEE              OTHER EXPENSES    ANY WAIVERS AND/
                                                             (AFTER ANY      12B-1         (AFTER               OR
                                                              WAIVERS)        FEES     REIMBURSEMENTS)   REIMBURSEMENTS)
-------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                0.75%          N/A          0.04%             0.79%
-------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                  0.85%          N/A          0.05%             0.90%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund -- Class IA             0.63%          N/A          0.03%             0.66%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                             0.49%          N/A          0.03%             0.52%
-------------------------------------------------------------------------------------------------------------------------
Mercury HW International Value VIP Portfolio                   0.75%          N/A          0.18%             0.93%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund: Class A (1)         0.65%          N/A          0.56%             1.21%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Domestic Money Market Fund: Class A              0.50%          N/A          0.05%             0.55%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Core Bond Focus Fund: Class A                    0.43%          N/A          0.06%             0.49%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income Fund: Class A                0.48%          N/A          0.06%             0.54%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Core Focus Fund: Class A               0.43%          N/A          0.06%             0.49%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Small Cap Value Focus Fund: Class A              0.75%          N/A          0.06%             0.81%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Allocation Focus Fund: Class A            0.65%          N/A          0.08%             0.73%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus Fund: Class A                  0.60%          N/A          0.05%             0.65%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Bond Focus Fund: Class A                  0.60%          N/A          0.15%             0.75%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Utilities and Telecommunications Focus
  Fund: Class A                                                0.60%          N/A          0.09%             0.69%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Government Bond Focus Fund: Class A              0.50%          N/A          0.07%             0.57%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth Focus Fund: Class A                0.75%          N/A          0.08%             0.83%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Balanced Capital Focus Fund: Class A             0.55%          N/A          0.07%             0.62%
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Index 500 Fund: Class A                          0.30%          N/A          0.05%             0.35%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Balanced
  Portfolio                                                    0.85%          N/A          0.14%             0.99%
-------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Partners
  Portfolio                                                    0.82%          N/A          0.10%             0.92%
-------------------------------------------------------------------------------------------------------------------------



(1) The investment adviser has contractually agreed to certain expense waivers and reimbursements until at least April 30, 2002. Without expense waivers and reimbursements, it is estimated that Management Fees, Other Expenses and Total Operating Expenses for the Merrill Lynch Large Cap Growth Focus Fund would have been as follows:



                                                                                                   TOTAL
                                                              MANAGEMENT    12B-1      OTHER     OPERATING
                                                                 FEE         FEES     EXPENSES   EXPENSES
----------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth Focus Fund: Class A              0.65%        N/A       0.69%       1.34%
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              4/1/00          A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's          8/1/00         AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                     12/1/00         AA+      Financial strength
--------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours. We established the Separate Account on October 9, 1995 under the laws of Connecticut.

The Separate Account has 21 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index or the S&P-Registered Trademark- SmallCap 600 Index.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

HARTFORD BOND HLS FUND: CLASS IA -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc."


MERCURY HW INTERNATIONAL VALUE VIP PORTFOLIO (PREVIOUSLY CALLED THE HOTCHKIS AND WILEY VARIABLE TRUST INTERNATIONAL VIP PORTFOLIO) -- Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Portfolio invests in international equity securities.



MERRILL LYNCH LARGE CAP GROWTH FOCUS FUND: CLASS A (PREVIOUSLY CALLED THE MERCURY V.I. U.S. LARGE CAP FUND) -- Seeks to achieve long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in the U.S. In selecting securities, the Portfolio emphasizes those securities that the Portfolio's management believes to have good prospects for earnings growth.

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MERRILL LYNCH BASIC VALUE FOCUS FUND: CLASS A -- Seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value.


MERRILL LYNCH BALANCED CAPITAL FOCUS FUND: CLASS A -- Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.


MERRILL LYNCH DOMESTIC MONEY MARKET FUND: CLASS A -- Seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities.

MERRILL LYNCH GLOBAL BOND FOCUS FUND: CLASS A -- Seeks a high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units.

MERRILL LYNCH GLOBAL GROWTH FOCUS FUND: CLASS A -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


MERRILL LYNCH GLOBAL ALLOCATION FOCUS FUND: CLASS A (PREVIOUSLY CALLED THE MERRILL LYNCH GLOBAL STRATEGY FOCUS FUND) -- Seeks a high total investment return by investing primarily in a portfolio of equity and fixed income securities, including convertible securities, of U.S. and foreign issuers.


MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FOCUS FUND: CLASS A -- Seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of the investment adviser, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

MERRILL LYNCH GOVERNMENT BOND FUND: CLASS A -- Seeks the highest possible current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

MERRILL LYNCH HIGH CURRENT INCOME FUND: CLASS A -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

MERRILL LYNCH INDEX 500 FUND: CLASS A -- Seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.


MERRILL LYNCH CORE BOND FOCUS FUND: CLASS A (PREVIOUSLY CALLED THE MERRILL LYNCH PRIME BOND FUND) -- Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.



MERRILL LYNCH LARGE CAP CORE FOCUS FUND: CLASS A (PREVIOUSLY CALLED THE MERRILL LYNCH QUALITY EQUITY FUND) -- Seeks high total investment return.


MERRILL LYNCH SMALL CAP VALUE FOCUS FUND: CLASS A -- Seeks long-term growth of capital.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO -- Seeks capital growth by investing mainly in common stocks of established mid- to large-capitalization companies.

There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.


INVESTMENT ADVISERS -- The Alger American Fund is managed by Fred Alger Management, Inc., Hartford Capital Appreciation HLS Fund, and Hartford Bond HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors LLC. Hartford Capital Appreciation HLS Fund, Inc. is sub-advised by Wellington Management Company, LLP. Hartford Bonds HLS Fund, Inc. is sub-advised by Hartford Investment Management Company. Mercury HW Variable Trust is managed by Mercury Advisers, Mercury V.I. Funds, Inc. is managed by Merrill Lynch Investment Managers International Ltd., Merrill Lynch Variable Series
Funds, Inc. is advised by Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., and Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are
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certain risks associated with mixed and shared funding, as disclosed in the
Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

FRONT-END SALES LOAD -- The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Front-end sales loads cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge

We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge

The cost of insurance charge is equal to:

  - the cost of insurance rate per $1,000; multiplied by

  - the net amount at risk; divided by

  - $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred
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and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge

If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

TRANSFER FEE -- We deduct a $50 transfer fee when you transfer amounts from one Investment Division to another for each transfer in excess of 12 transfers per year.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

YOUR CERTIFICATE
--------------------------------------------------------------------------------

OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
--------------------------------------------------------------------------------

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement."

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM --

  If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Merrill Lynch Domestic Money Market Investment Division. Upon the expiration of the right to examine period, we will, at a later date, invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Merrill Lynch Domestic Money Market Investment Division if you selected it as an initial allocation option. This later date is the later of:

  - ten (10) calendar days after we receive the initial premium; and

  - the date we receive the final requirements to put the Certificate in force.

  We will allocate any additional premiums received prior to this later date to the Merrill Lynch Domestic Money Market Investment Division.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S
  CASH VALUE --

If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisons -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the
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initial allocation to the Merrill Lynch Domestic Money Market Investment
Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding

Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Taxes -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, there is a minimum death benefit required at all times equal to the Variable Insurance Amount. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.
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DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.
- Death Benefit Option A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

- Death Benefit Option B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), we will pay you the Cash Surrender Value on the date you
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
--------------------------------------------------------------------------------

SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day closest to the date that we receive the request, in writing, at our Customer Service Center. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Taxes -- Modified Endowment Contracts."

TRANSFERS AMONG INVESTMENT DIVISIONS
--------------------------------------------------------------------------------

AMOUNT AND FREQUENCY OF TRANSFERS


Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:


- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

Currently there are no restrictions on transfers other than those described in this Prospectus. We reserve the right in the future to impose additional restrictions on transfers.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is know as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING


You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Merrill Lynch Domestic Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.


We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Merrill Lynch Domestic Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.


You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.


PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------


As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.


We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The maximum adjustable loan interest rate we may charge for Loans is 5% per year.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------
Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100, unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Taxes -- Income Taxation of Certificate Benefits."

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER MATTERS
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative expense charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies, as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the Issue Date. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

TAXES
--------------------------------------------------------------------------------

GENERAL


SINCE FEDERAL TAX LAW IS COMPLEX, THE TAX CONSEQUENCES OF PURCHASING THIS POLICY WILL VARY DEPENDING ON YOUR SITUATION. YOU MAY NEED TAX OR LEGAL ADVICE TO HELP YOU DETERMINE WHETHER PURCHASING THIS POLICY IS RIGHT FOR YOU.


Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT


The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

Chapter 1 of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Death Benefits and Policy Values - Values Under the Certificate"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE
BENEFITS -- GENERALLY



For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

Hartford also believes that any Loan received under a Certificate will be treated as Debt of the owner, and that no part of any Loan under a Certificate will constitute income to the owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each owner or beneficiary.


The Maturity Date Extension Rider allows an owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.


MODIFIED ENDOWMENT CONTRACTS


Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A, or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a MEC are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% federal income tax penalty, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax. In addition, if there is a reduction in benefits under the Certificate within the first seven Coverage Years, the seven-pay test is applied as if the Certificate had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the MEC rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.


Before assigning, pledging, or requesting a Loan under a Certificate that is a modified endowment contract, an owner should consult a qualified tax adviser.


All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one MEC for the purpose of determining the taxable portion of any loan or distribution.



Hartford has instituted procedures to monitor whether a Certificate may become classified as a MEC after issue.


DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment;

- no more than 70% is represented by any two investments;

- no more than 80% is represented by any three investments; and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable policy."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for Federal income tax purposes.

FEDERAL INCOME TAX WITHHOLDING


If any amounts are deemed to be current taxable income to the owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.


OTHER TAX CONSIDERATIONS

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Merrill Lynch Domestic Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

The Separate Account is not a party to any pending material legal proceedings.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into a series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call your representative with questions or write to us at:

    International Corporate Marketing Group
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

The Statement of Additional Information, which is attached to this prospectus, contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
FUTUREVANTAGE

This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at International Corporate Marketing Group, Attn:
Registered Products, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.


DATE OF PROSPECTUS: MAY 1, 2001


DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2001

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                  3
----------------------------------------------------------------------
SERVICES                                                         5
----------------------------------------------------------------------
EXPERTS                                                          5
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                     5
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                             6
----------------------------------------------------------------------
ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
 SURRENDER VALUES                                                8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                        EXECUTIVE OFFICERS AND DIRECTORS



NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------

David A. Carlson       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life and Annuity Insurance Company;
                       Vice President (1999-present), Assistant Vice President
                       (1998-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1999); Servus Life
                       Insurance Company; Vice President (1999-present), Assistant
                       Vice President (1999), Hart Life Insurance Company; CIGNA
                       Corporation (1975-1998)

Peter W. Cummins       Senior Vice President (1997-present), Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1997-Present), Vice President
                       (1989-1997), Hartford Life Insurance Company

Patrice Kelly-Ellis    Vice President (1999-present), Assistant Vice President
                       (1995-1999), Hartford Life Insurance Company; Vice President
                       (1999-present), Assistant Vice President (1995-2000),
                       Hartford Life and Annuity Insurance Company

Timothy M. Fitch       Vice President & Actuary (1995-Present), Hartford Life
                       Insurance Company; Vice President & Actuary (1997-present),
                       Assistant Vice President & Actuary (1995-1997), Hartford
                       Life and Annuity Insurance Company

Mary Jane B. Fortin    Vice President & Chief Accounting Officer (1998-Present),
                       Assistant Vice President & Chief Accounting Officer (1998),
                       Hartford Life Insurance Company; Vice President & Chief
                       Accounting Officer (1998-Present), Assistant Vice
                       President & Chief Accounting Officer (1998), Hartford Life
                       and Annuity Insurance Company, Vice President & Chief
                       Accounting Officer (1998-present), Servus Life Insurance
                       Company, Vice President & Chief Accounting Officer
                       (1998-present), Hart Life Insurance Company

David T. Foy           Senior Vice President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Director (1999-present), Vice President (1998),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, Chief Financial Officer & Treasurer
                       (1999-present), Senior Vice President & Treasurer
                       (1998-1999), Vice President (1998), Assistant Vice
                       President & Actuary (1995-1998), Director (1999-present),
                       Hartford Life Insurance Company; Senior Vice President &
                       Treasurer (1998-present), Director (1999-present), Servus
                       Life Insurance Company; Senior Vice President & Treasurer
                       (1999-present), Hart Life Insurance Company

Lois W. Grady          Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life and Annuity Insurance Company;
                       Senior Vice President (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

Ryan Johnson           Vice President (1999-present), Hartford Life Insurance
                       Company; Vice President (1999-present), Hartford Life and
                       Annuity Insurance Company; The Guardian (1986-1999)

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Stephen T. Joyce       Senior Vice President (1999-present), Vice President
                       (1997-1999), Assistant Vice President (1995-1997), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1997-2000), Assistant Vice
                       President (1994-1997), Hartford Life Insurance Company

Michael D. Keeler      Vice President (1998-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1998-present), Hartford
                       Life Insurance Company; Vice President (1995-1997),
                       Providian Insurance

Robert A. Kerzner      Executive Vice President (2001-present), Senior Vice
                       President (1998-2001), Director of Individual Life
                       (1998-Present), Vice President (1994-1998), Hartford Life
                       and Annuity Insurance Company; Executive Vice President
                       (2001-present), Senior Vice President (1998-2001), Director of Individual Life (1998-present), Vice President
                       (1994-1998), Hartford Life Insurance Company

David N. Levenson      Senior Vice President (2000-present), Vice President
                       (1998-2000), Assistant Vice President (1995-1998), Hartford
                       Life and Annuity Insurance Company; Senior Vice President
                       (2000-present), Vice President (1998-2000), Assistant Vice
                       President (1995-1998), Hartford Life Insurance Company

Joseph F. Mahoney      Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Consultant (1999), Mahoney &
                       Associates; President (1969-1999), Prudential Preferred

Thomas M. Marra        Director (1994-present), President (2000-present), Executive
                       Vice President (1997-2000), Senior Vice President
                       (1993-1997), Hartford Life and Annuity Insurance Company;
                       Director (1994-Present), President (2000-present), Executive
                       Vice President (1995-2000), Hartford Life Insurance Company;
                       Director (1998-present), President (2000-present), Servus
                       Life Insurance Company; Director (1995-present), President
                       (2000-present), Hart Life Insurance Company

Gary J. Miller         Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company; Vice President (1998-2000),
                       Prudential; Vice President (1988-1998), Delaware Valley
                       Financial Services

Tom Nassiri            Vice President (2000-present), Hartford Life and Annuity
                       Insurance Company; Vice President (2000-present), Hartford
                       Life Insurance Company

Deanne Osgood          Vice President (1999-present), Hartford Life and Annuity
                       Insurance Company; Vice President (1999-present), Hartford
                       Life Insurance Company; Milliman & Robertson (1996-1999)

Craig R. Raymond       Senior Vice President & Chief Actuary (1997-present), Vice
                       President & Chief Actuary (1993-1997), Hartford Life and
                       Annuity Insurance Company; Senior Vice President & Chief
                       Actuary (1997-present), Vice President & Chief Actuary
                       (1993-1997), Hartford Life Insurance Company; Senior Vice
                       President & Chief Actuary (1997-present), Actuary
                       (1995-1997), Hart Life Insurance Company; Senior Vice
                       President & Chief Actuary (1998-present), Servus Life
                       Insurance Company

Christine Hayer        Senior Vice President, General Counsel and Corporate
Repasy                 Secretary (2000-present), Director (2000-present), Vice
                       President (1999-2000), Assistant Vice President (1998-1999),
                       Hartford Life and Annuity Insurance Company; Senior Vice
                       President, General Counsel and Corporate Secretary
                       (2000-present), Director (2000-present), Vice President
                       (1999-2000), Assistant Vice President (1998-1999), Hartford
                       Life Insurance Company; Senior Vice President, General
                       Counsel and Corporate Secretary (2000-present), Servus Life
                       Insurance Company; Senior Vice President, General Counsel
                       and Corporate Secretary (2000-present), Hart Life Insurance
                       Company

Lowndes A. Smith       Director (1985-present), Chairman of the Board
                       (2000-present), Chief Executive Officer (1995-present),
                       President (1989-2000), Hartford Life and Annuity Insurance
                       Company; Director (1985-Present), Chairman of the Board
                       (2000-present), Chief Executive Officer (2000-present),
                       President (1989-Present), Chief Executive Officer
                       (1997-Present), Chief Operating Officer (1989-1997),
                       Hartford Life Insurance Company; Chairman of the Board and
                       Chief Executive Officer (2000-present), President & Chief
                       Executive Officer (1997-2000), President & Chief Operating
                       Officer (1995-1997), Chairman of the Board & Director
                       (1995-present), Hart Life Insurance Company; Director
                       (1998-present), Chief Executive Officer (2000-present),
                       President (1998-2000), Servus Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


NAME                            BUSINESS EXPERIENCE DURING LAST FIVE YEARS
-----------------------------------------------------------------------------------
Joe M. Thomson         Senior Vice President (2000-Present), Hartford Life and
                       Annuity Insurance Company; Senior Vice President
                       (2000-Present), Hartford Life Insurance Company; President
                       (1980-Present), Planco Financial Services, Inc.

John C. Walters        Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life and Annuity Insurance Company,
                       Executive Vice President (2000-present), Director
                       (2000-present), Hartford Life Insurance Company; Executive
                       Vice President (2000-present), Hart Life Insurance Company;
                       Executive Vice President (2000-present), Servus Life
                       Insurance Company; Wheat First Securities, Inc./First Union
                       Capital Markets Corp., (1984-1999)

David M. Znamierowski  Senior Vice President (1997-present), Chief Investment
                       Officer (1997, 2000-present), Vice President (1995-1997),
                       Director (1997-Present), Hartford Life and Annuity Insurance
                       Company; Senior Vice President (1997-present), Chief
                       Investment Officer (1997, 1999-present), Vice President
                       (1995-1997), Director (1997-present), Hartford Life
                       Insurance Company; Senior Vice President & Chief Investment
                       Officer (1997-present), Director (1997-present), Hart Life
                       Insurance Company; Director (2000-present) Servus Life
                       Insurance Company



Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisons.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by James M. Hedreen, FSA, MAAA, Actuary, for Hartford, and are included in reliance upon his opinion as to their reasonableness.

DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the Certificates and will offer the Policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 20% of the premiums paid. Additionally, expense allowances, service fees and asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the Certificate's second Certificate Anniversary.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.


In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owners or contract owners to purchase, hold or surrender variable insurance products.

The following table shows officers and directors of HESCO:


NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Treasurer
-----------------------------------------------------------------
 J. Richard Garrett          Vice President
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President, Director
-----------------------------------------------------------------
 Joseph F. Mahoney           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Christine Hayer Repasy      Senior Vice President, General
                             Counsel and Corporate Secretary,
                             Director
-----------------------------------------------------------------
 Lowndes A. Smith            Chief Executive Officer
-----------------------------------------------------------------
 John C. Walters             Executive Vice President
-----------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES LOAD -- The Current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Front-end sales loads cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the participating employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the participating employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the participating employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The following tables illustrate how the death benefit, Cash Value and Cash Surrender Value of a Policy may change with the investment experience of the Separate Account. They show how the death benefit, Cash Value and Cash Surrender Value of a Certificate issued to an Insured of a given age would vary over time if the investment return on the assets held in each Portfolio were a uniform, gross annual rate of 0%, 6% and 12%. The death benefit, Cash Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Coverage Years. They assume that no Loans are made and that no partial withdrawals have been made. The tables are also based on the assumption that the owner has not requested an increase or decrease in the Face Amount and that no transfers have been made in any Coverage Years.

The tables illustrate a Certificate issued to a Male Insured, Age 45 in the Medical Non-Smoker Class with an Initial Face Amount of $250,000. The death benefit, Cash Value and Cash Surrender Value would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

The tables reflect the fact that the net return on the assets held in the Investment Divisions is lower than the gross after-tax return of the Portfolios. This is because these tables assume an investment management fee and other estimated Portfolio expenses totaling .72%. The .72% figure is based on an average of the current management fees and expenses of the available 21 Portfolios, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Portfolios associated with a Certificate may be more or less than .72%, will vary from year to year, and will depend on how the Cash Value is allocated.

As their headings indicate, the tables reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. These charges include the front-end sales load, the daily charge to the Separate Account for assuming mortality and expense risks, and the monthly administrative expense and cost of insurance charges. All tables assume a charge of 2.00% for taxes attributable to premiums, a 1.25% charge for the federal DAC tax and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policy or Certificate.

Each table also shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest, after taxes, at 5% compounded annually.

Upon request, Hartford will furnish a comparable illustration based on a proposed Certificate's specific circumstances.

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (0.72% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,334      12,334    250,000     11,012      11,012    250,000
     2           30,355       24,415      24,415    250,000     21,839      21,839    250,000
     3           46,680       36,287      36,287    250,000     32,485      32,485    250,000
     4           63,821       47,971      47,971    250,000     42,956      42,956    250,000
     5           81,819       59,484      59,484    250,000     53,253      53,253    250,000
     6          100,717       70,829      70,829    250,000     63,379      63,379    250,000
     7          120,560       82,016      82,016    250,000     73,332      73,332    250,000
     8          126,588       80,507      80,507    250,000     70,809      70,809    250,000
     9          132,917       78,986      78,986    250,000     68,164      68,164    250,000
    10          139,563       77,446      77,446    250,000     65,377      65,377    250,000
    11          146,541       75,982      75,982    250,000     62,431      62,431    250,000
    12          153,868       74,469      74,469    250,000     59,306      59,306    250,000
    13          161,561       72,897      72,897    250,000     55,990      55,990    250,000
    14          169,639       71,262      71,262    250,000     52,460      52,460    250,000
    15          178,121       69,561      69,561    250,000     48,692      48,692    250,000
    16          187,027       67,511      67,511    250,000     44,651      44,651    250,000
    17          196,378       65,345      65,345    250,000     40,293      40,293    250,000
    18          206,197       63,070      63,070    250,000     35,561      35,561    250,000
    19          216,507       60,662      60,662    250,000     30,390      30,390    250,000
    20          227,332       58,104      58,104    250,000     24,706      24,706    250,000
    25          290,140       43,029      43,029    250,000          0           0          0
    30          370,300       22,630      22,630    250,000          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.28% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,085      13,085    250,000     11,712      11,712    250,000
     2           30,355       26,685      26,685    250,000     23,933      23,933    250,000
     3           46,680       40,867      40,867    250,000     36,691      36,691    250,000
     4           63,821       55,679      55,679    250,000     50,020      50,020    250,000
     5           81,819       71,167      71,167    250,000     63,952      63,952    250,000
     6          100,717       87,364      87,364    250,000     78,527      78,527    250,000
     7          120,560      104,315     104,315    250,000     93,779      93,779    250,000
     8          126,588      108,759     108,759    250,000     96,706      96,706    250,000
     9          132,917      113,391     113,391    250,000     99,674      99,674    250,000
    10          139,563      118,214     118,214    253,171    102,675     102,675    250,000
    11          146,541      123,402     123,402    257,072    105,707     105,707    250,000
    12          153,868      128,791     128,791    261,129    108,765     108,765    250,000
    13          161,561      134,385     134,385    265,302    111,851     111,851    250,000
    14          169,639      140,192     140,192    269,593    114,964     114,964    250,000
    15          178,121      146,223     146,223    274,008    118,100     118,100    250,000
    16          187,027      152,287     152,287    278,228    121,252     121,252    250,000
    17          196,378      158,563     158,563    282,538    124,408     124,408    250,000
    18          206,197      165,070     165,070    287,006    127,554     127,554    250,000
    19          216,507      171,808     171,808    291,646    130,671     130,671    250,000
    20          227,332      178,783     178,783    296,470    133,743     133,743    250,000
    25          290,140      217,860     217,860    324,076    148,031     148,031    250,000
    30          370,300      265,184     265,184    358,967    158,346     158,346    250,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.28% NET)

                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------------
  END OF     ACCUMULATED                   CASH                               CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
-------------------------------------------------------------------------------------------------
     1           14,807        13,835      13,835     250,000     12,413      12,413     250,000
     2           30,355        29,045      29,045     250,000     26,112      26,112     250,000
     3           46,680        45,818      45,818     250,000     41,243      41,243     250,000
     4           63,821        64,344      64,344     250,000     57,975      57,975     250,000
     5           81,819        84,830      84,830     250,000     76,492      76,492     250,000
     6          100,717       107,485     107,485     256,949     97,008      97,008     250,000
     7          120,560       132,468     132,468     307,547    119,604     119,604     277,849
     8          126,588       146,015     146,015     329,351    130,745     130,745     295,093
     9          132,917       160,940     160,940     352,828    142,876     142,876     313,434
    10          139,563       177,376     177,376     378,124    156,073     156,073     332,940
    11          146,541       195,748     195,748     405,903    170,424     170,424     353,684
    12          153,868       215,979     215,979     435,888    186,021     186,021     375,745
    13          161,561       238,249     238,249     468,182    202,973     202,973     399,206
    14          169,639       262,761     262,761     502,967    221,394     221,394     424,155
    15          178,121       289,742     289,742     540,448    241,404     241,404     450,686
    16          187,027       319,022     319,022     580,164    263,126     263,126     478,897
    17          196,378       351,172     351,172     622,857    286,687     286,687     508,897
    18          206,197       386,498     386,498     668,905    312,214     312,214     540,798
    19          216,507       425,290     425,290     718,607    339,839     339,839     574,719
    20          227,332       467,876     467,876     772,287    369,705     369,705     610,790
    25          290,140       752,972     752,972   1,114,916    558,917     558,917     828,467
    30          370,300     1,210,351   1,210,351   1,630,847    833,445     833,445   1,124,488
-------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (0.72% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       12,327      12,327    262,352     10,959      10,959    261,066
     2           30,355       24,386      24,386    274,433     21,677      21,677    271,804
     3           46,680       36,214      36,214    286,280     32,150      32,150    282,297
     4           63,821       47,831      47,831    297,915     42,375      42,375    292,543
     5           81,819       59,254      59,254    309,354     52,345      52,345    302,534
     6          100,717       70,480      70,480    320,597     62,055      62,055    312,266
     7          120,560       81,521      81,521    331,652     71,486      71,486    321,719
     8          126,588       79,858      79,858    329,991     68,418      68,418    318,662
     9          132,917       78,175      78,175    328,309     65,205      65,205    315,461
    10          139,563       76,462      76,462    326,599     61,824      61,824    312,094
    11          146,541       74,805      74,805    324,937     58,262      58,262    308,547
    12          153,868       73,077      73,077    323,215     54,501      54,501    304,802
    13          161,561       71,268      71,268    321,412     50,534      50,534    300,852
    14          169,639       69,373      69,373    319,525     46,346      46,346    296,682
    15          178,121       67,390      67,390    317,550     41,919      41,919    292,275
    16          187,027       64,934      64,934    315,133     37,223      37,223    287,602
    17          196,378       62,333      62,333    312,544     32,225      32,225    282,629
    18          206,197       59,603      59,603    309,824     26,880      26,880    277,312
    19          216,507       56,717      56,717    306,952     21,136      21,136    271,602
    20          227,332       53,659      53,659    303,907     14,945      14,945    265,448
    25          290,140       35,987      35,987    286,304          0           0          0
    30          370,300       13,373      13,373    263,781          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.28% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1           14,807       13,077      13,077    263,040     11,656      11,656    261,707
     2           30,355       26,653      26,653    276,572     23,754      23,754    273,768
     3           46,680       40,783      40,783    290,656     36,306      36,306    286,281
     4           63,821       55,513      55,513    305,335     49,327      49,327    299,262
     5           81,819       70,883      70,883    320,650     62,827      62,827    312,721
     6          100,717       86,917      86,917    336,628     76,819      76,819    326,671
     7          120,560      103,655     103,655    353,306     91,303      91,303    341,114
     8          126,588      107,852     107,852    357,490     93,341      93,341    343,158
     9          132,917      112,197     112,197    361,823     95,279      95,279    345,105
    10          139,563      116,688     116,688    366,301     97,089      97,089    346,925
    11          146,541      121,486     121,486    371,072     98,747      98,747    348,596
    12          153,868      126,417     126,417    375,993    100,226     100,226    350,090
    13          161,561      131,478     131,478    381,042    101,508     101,508    351,389
    14          169,639      136,669     136,669    386,222    102,565     102,565    352,465
    15          178,121      141,992     141,992    391,534    103,366     103,366    353,288
    16          187,027      147,055     147,055    396,619    103,865     103,865    353,812
    17          196,378      152,179     152,179    401,738    104,009     104,009    353,986
    18          206,197      157,381     157,381    406,933    103,731     103,731    353,744
    19          216,507      162,636     162,636    412,183    102,954     102,954    353,010
    20          227,332      167,926     167,926    417,471    101,601     101,601    351,706
    25          290,140      195,148     195,148    444,674     83,461      83,461    333,912
    30          370,300      222,590     222,590    472,123     35,372      35,372    286,481
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $14,102 PREMIUM PAID FOR 7 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.28% NET)

                                     CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------------
  END OF     ACCUMULATED                   CASH                               CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER     DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE      BENEFIT      VALUE       VALUE     BENEFIT
-------------------------------------------------------------------------------------------------
     1           14,807        13,828      13,828     263,724     12,355      12,355     262,346
     2           30,355        29,009      29,009     278,787     25,916      25,916     275,802
     3           46,680        45,723      45,723     295,367     40,804      40,804     290,575
     4           63,821        64,149      64,149     313,644     57,153      57,153     306,796
     5           81,819        84,483      84,483     333,811     75,105      75,105     324,608
     6          100,717       106,919     106,919     356,064     94,820      94,820     344,170
     7          120,560       131,691     131,691     380,632    116,462     116,462     365,643
     8          126,588       145,010     145,010     393,844    126,533     126,533     375,644
     9          132,917       159,690     159,690     408,404    137,469     137,469     386,505
    10          139,563       175,864     175,864     424,448    149,335     149,335     398,290
    11          146,541       193,952     193,952     442,368    162,213     162,213     411,080
    12          153,868       213,883     213,883     462,138    176,189     176,189     424,960
    13          161,561       235,844     235,844     483,922    191,368     191,368     440,034
    14          169,639       260,046     260,046     507,928    207,858     207,858     456,410
    15          178,121       286,727     286,727     534,823    225,776     225,776     474,203
    16          187,027       315,701     315,701     574,125    245,239     245,239     493,531
    17          196,378       347,516     347,516     616,372    266,368     266,368     514,515
    18          206,197       382,473     382,473     661,939    289,290     289,290     537,281
    19          216,507       420,861     420,861     711,122    314,135     314,135     561,958
    20          227,332       463,002     463,002     764,243    341,048     341,048     588,690
    25          290,140       745,125     745,125   1,103,296    513,277     513,277     760,815
    30          370,300     1,197,733   1,197,733   1,613,845    765,327     765,327   1,032,583
-------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (0.72% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,138       5,138    250,000      3,967       3,967    250,000
     2           12,915       10,111      10,111    250,000      7,809       7,809    250,000
     3           19,861       14,960      14,960    250,000     11,522      11,522    250,000
     4           27,154       19,702      19,702    250,000     15,107      15,107    250,000
     5           34,812       24,354      24,354    250,000     18,554      18,554    250,000
     6           42,853       28,913      28,913    250,000     21,863      21,863    250,000
     7           51,296       33,390      33,390    250,000     25,016      25,016    250,000
     8           60,161       37,904      37,904    250,000     28,123      28,123    250,000
     9           69,469       42,329      42,329    250,000     31,049      31,049    250,000
    10           79,242       46,660      46,660    250,000     33,777      33,777    250,000
    11           89,504       50,956      50,956    250,000     36,300      36,300    250,000
    12          100,279       55,140      55,140    250,000     38,606      38,606    250,000
    13          111,593       59,208      59,208    250,000     40,692      40,692    250,000
    14          123,473       63,161      63,161    250,000     42,548      42,548    250,000
    15          135,947       67,000      67,000    250,000     44,160      44,160    250,000
    16          149,044       70,453      70,453    250,000     45,506      45,506    250,000
    17          162,796       73,764      73,764    250,000     46,557      46,557    250,000
    18          177,236       76,946      76,946    250,000     47,277      47,277    250,000
    19          192,398       79,986      79,986    250,000     47,620      47,620    250,000
    20          208,318       82,877      82,877    250,000     47,542      47,542    250,000
    25          300,684       95,350      95,350    250,000     39,199      39,199    250,000
    30          418,569      104,172     104,172    250,000      8,855       8,855    250,000
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.28% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,453       5,453    250,000      4,242       4,242    250,000
     2           12,915       11,061      11,061    250,000      8,607       8,607    250,000
     3           19,861       16,869      16,869    250,000     13,099      13,099    250,000
     4           27,154       22,904      22,904    250,000     17,721      17,721    250,000
     5           34,812       29,193      29,193    250,000     22,474      22,474    250,000
     6           42,853       35,744      35,744    250,000     27,363      27,363    250,000
     7           51,296       42,580      42,580    250,000     32,377      32,377    250,000
     8           60,161       49,842      49,842    250,000     37,643      37,643    250,000
     9           69,469       57,418      57,418    250,000     43,035      43,035    250,000
    10           79,242       65,319      65,319    250,000     48,547      48,547    250,000
    11           89,504       73,655      73,655    250,000     54,183      54,183    250,000
    12          100,279       82,347      82,347    250,000     59,945      59,945    250,000
    13          111,593       91,413      91,413    250,000     65,844      65,844    250,000
    14          123,473      100,875     100,875    250,000     71,889      71,889    250,000
    15          135,947      110,762     110,762    250,000     78,086      78,086    250,000
    16          149,044      120,894     120,894    250,000     84,439      84,439    250,000
    17          162,796      131,487     131,487    250,000     90,948      90,948    250,000
    18          177,236      142,590     142,590    250,000     97,613      97,613    250,000
    19          192,398      154,149     154,149    261,670    104,434     104,434    250,000
    20          208,318      166,147     166,147    275,517    111,415     111,415    250,000
    25          300,684      233,587     233,587    347,470    149,575     149,575    250,000
    30          418,569      315,476     315,476    427,045    195,950     195,950    265,601
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                           LEVEL DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.28% NET)

                                    CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     -------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                               CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1            6,300        5,769       5,769     250,000      4,517       4,517    250,000
     2           12,915       12,049      12,049     250,000      9,440       9,440    250,000
     3           19,861       18,933      18,933     250,000     14,810      14,810    250,000
     4           27,154       26,506      26,506     250,000     20,676      20,676    250,000
     5           34,812       34,857      34,857     250,000     27,087      27,087    250,000
     6           42,853       44,068      44,068     250,000     34,104      34,104    250,000
     7           51,296       54,241      54,241     250,000     41,784      41,784    250,000
     8           60,161       65,615      65,615     250,000     50,328      50,328    250,000
     9           69,469       78,183      78,183     250,000     59,697      59,697    250,000
    10           79,242       92,071      92,071     250,000     69,980      69,980    250,000
    11           89,504      107,574     107,574     250,000     81,292      81,292    250,000
    12          100,279      124,734     124,734     251,738     93,761      93,761    250,000
    13          111,593      143,660     143,660     282,305    107,545     107,545    250,000
    14          123,473      164,504     164,504     314,888    122,820     122,820    250,000
    15          135,947      187,461     187,461     349,665    139,731     139,731    260,868
    16          149,044      212,461     212,461     386,376    158,123     158,123    287,789
    17          162,796      239,929     239,929     425,550    178,101     178,101    316,147
    18          177,236      270,121     270,121     467,493    199,779     199,779    346,045
    19          192,398      303,288     303,288     512,462    223,274     223,274    377,590
    20          208,318      339,713     339,713     560,738    248,713     248,713    410,899
    25          300,684      583,667     583,667     864,228    410,493     410,493    608,461
    30          418,569      975,149     975,149   1,313,932    646,333     646,333    872,035
-----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (0.72% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,135       5,135    255,152      3,946       3,946    254,046
     2           12,915       10,099      10,099    260,130      7,747       7,747    257,859
     3           19,861       14,929      14,929    264,971     11,397      11,397    261,521
     4           27,154       19,644      19,644    269,696     14,893      14,893    265,029
     5           34,812       24,259      24,259    274,319     18,224      18,224    268,374
     6           42,853       28,770      28,770    278,838     21,385      21,385    271,549
     7           51,296       33,186      33,186    283,262     24,357      24,357    274,536
     8           60,161       37,627      37,627    287,711     27,242      27,242    277,439
     9           69,469       41,964      41,964    292,057     29,901      29,901    280,116
    10           79,242       46,189      46,189    296,291     32,312      32,312    282,548
    11           89,504       50,352      50,352    300,460     34,463      34,463    284,720
    12          100,279       54,374      54,374    304,493     36,337      36,337    286,618
    13          111,593       58,245      58,245    308,377     37,929      37,929    288,233
    14          123,473       61,961      61,961    312,106     39,224      39,224    289,552
    15          135,947       65,522      65,522    315,679     40,205      40,205    290,560
    16          149,044       68,541      68,541    318,744     40,845      40,845    291,228
    17          162,796       71,350      71,350    321,570     41,109      41,109    291,523
    18          177,236       73,963      73,963    324,199     40,955      40,955    291,404
    19          192,398       76,357      76,357    326,611     40,333      40,333    290,820
    20          208,318       78,513      78,513    328,787     39,193      39,193    289,724
    25          300,684       85,985      85,985    336,353     24,406      24,406    275,197
    30          418,569       87,034      87,034    337,517          0           0          0
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.28% NET)

                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH       CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1            6,300        5,450       5,450    255,441      4,220       4,220    254,299
     2           12,915       11,048      11,048    261,026      8,539       8,539    258,610
     3           19,861       16,834      16,834    266,796     12,954      12,954    263,017
     4           27,154       22,835      22,835    272,779     17,465      17,465    267,519
     5           34,812       29,075      29,075    278,999     22,062      22,062    272,109
     6           42,853       35,560      35,560    285,462     26,743      26,743    276,783
     7           51,296       42,308      42,308    292,189     31,487      31,487    281,521
     8           60,161       49,459      49,459    299,315     36,405      36,405    286,435
     9           69,469       56,892      56,892    306,724     41,357      41,357    291,384
    10           79,242       64,613      64,613    314,421     46,318      46,318    296,344
    11           89,504       72,717      72,717    322,492     51,273      51,273    301,299
    12          100,279       81,111      81,111    330,862     56,200      56,200    306,229
    13          111,593       89,800      89,800    339,525     61,089      61,089    311,121
    14          123,473       98,791      98,791    348,490     65,918      65,918    315,956
    15          135,947      108,095     108,095    357,768     70,665      70,665    320,710
    16          149,044      117,328     117,328    367,007     75,292      75,292    325,346
    17          162,796      126,820     126,820    376,477     79,753      79,753    329,821
    18          177,236      136,598     136,598    386,231     83,991      83,991    334,079
    19          192,398      146,647     146,647    396,257     87,939      87,939    338,051
    20          208,318      156,959     156,959    406,546     91,526      91,526    341,669
    25          300,684      213,111     213,111    462,567    101,726     101,726    352,108
    30          418,569      277,057     277,057    526,380     89,150      89,150    340,057
----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

                        INCREASING DEATH BENEFIT OPTION
                      ISSUE AGE 45 MALE MEDICAL NON-SMOKER
                        $6,000 PREMIUM PAID FOR 30 YEARS

  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.28% NET)

                                    CURRENT CHARGES*                 GUARANTEED CHARGES**
               PREMIUMS     -------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                               CASH
  POLICY    AT 5% INTEREST     CASH     SURRENDER    DEATH        CASH     SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT      VALUE       VALUE     BENEFIT
-----------------------------------------------------------------------------------------------
     1            6,300        5,766       5,766     255,729      4,494       4,494    254,551
     2           12,915       12,034      12,034     261,954      9,365       9,365    259,390
     3           19,861       18,894      18,894     268,762     14,645      14,645    264,633
     4           27,154       26,425      26,425     276,234     20,371      20,371    270,321
     5           34,812       34,713      34,713     284,456     26,577      26,577    276,485
     6           42,853       43,833      43,833     293,504     33,307      33,307    283,169
     7           51,296       53,881      53,881     303,470     40,591      40,591    290,405
     8           60,161       65,086      65,086     314,586     48,602      48,602    298,363
     9           69,469       77,429      77,429     326,829     57,261      57,261    306,966
    10           79,242       91,019      91,019     340,310     66,609      66,609    316,253
    11           89,504      106,118     106,118     355,277     76,703      76,703    326,282
    12          100,279      122,740     122,740     371,766     87,600      87,600    337,109
    13          111,593      141,037     141,037     389,917     99,374      99,374    348,807
    14          123,473      161,182     161,182     409,900    112,099     112,099    361,449
    15          135,947      183,370     183,370     431,910    125,855     125,855    375,115
    16          149,044      207,409     207,409     455,788    140,714     140,714    389,878
    17          162,796      233,842     233,842     482,012    156,754     156,754    405,815
    18          177,236      262,939     262,939     510,876    174,048     174,048    423,000
    19          192,398      294,958     294,958     542,640    192,669     192,669    441,505
    20          208,318      330,192     330,192     577,593    212,701     212,701    461,413
    25          300,684      567,737     567,737     840,640    337,927     337,927    585,872
    30          418,569      949,534     949,534   1,279,418    515,954     515,954    762,889
-----------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates and front-end sales loads.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates, and front-end sales loads.

The Death Benefit may, and the Cash Value and Cash Surrender Value will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL CONTRACT YEARS. THE DEATH BENEFIT, ACCOUNT VALUE, AND CASH SURRENDER VALUE FOR A CONTRACT WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE CONTRACT AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

The following prospectus contains information relating to all of the funds offered by Hartford. Not all the funds in the Hartford prospectus are available to FutureVantage(SM) Policy owners. Please review the FutureVantage(SM) product prospectus for details regarding available funds (see "The Funds")."

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
ICMG Registered Variable Life Separate Account One
FutureVantage and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One FutureVantage (Alger American Growth, Alger American Small Capitalization, Hartford Bond, Hartford Capital Appreciation, Hotchkis and Wiley International VIP, Merrill Lynch American Balanced, Merrill Lynch Basic Value Focus, Merrill Lynch Developing Capital Markets Focus, Merrill Lynch Domestic Money Market, Merrill Lynch Global Bond Focus, Merrill Lynch Global Strategy Focus, Merrill Lynch Global Utility Focus, Merrill Lynch Government Bond, Merrill Lynch Index 500 Fund, Merrill Lynch International Equity Focus, Merrill Lynch Prime Bond, Merrill Lynch High Current Income, Merrill Lynch Quality Equity, Merrill Lynch Small Cap Value Focus, Merrill Lynch Natural Resources Focus, Merrill Lynch Capital Focus, Merrill Lynch Global Growth Focus, Mercury V.I. U.S. Large Cap, Neuberger Berman AMT Partners and Neuberger Berman AMT Balanced investment divisions) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets for the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations for the year then ended and the changes in their net assets for the two years then ended in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 2000                  Alger        Alger        Hartford    Hartford     Hotchkis
                                    American     American     Bond        Capital      and
                                    Growth       Small        Investment  Appreciation Wiley
                                    Investment   Capitalization Division  Investment   International
                                    Division     Investment               Division     VIP
                                                 Division                              Investment
                                                                                       Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE ALGER AMERICAN
 FUND:
 ------------------------------------------------------------------------------------------------
 ALGER AMERICAN GROWTH PORTFOLIO
  Shares 698
  Cost $35,260
  ...............................................................................................
    Market Value                      $32,999     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
  Shares 3,021
  Cost $141,550
  ...............................................................................................
    Market Value                           --        70,954         --            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE HARTFORD HLS
 MUTUAL FUNDS:
 ------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 10,383
  Cost $11,009
  ...............................................................................................
    Market Value                           --            --     11,504            --          --
 ------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 21,970
  Cost $142,342
  ...............................................................................................
    Market Value                           --            --         --       130,193          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN HOTCHKIS AND WILEY
 VARIABLE TRUST:
 ------------------------------------------------------------------------------------------------
 HOTCHKIS & WILEY INTERNATIONAL
 VIP PORTFOLIO
  Shares 968
  Cost $10,217
  ...............................................................................................
    Market Value                           --            --         --            --      11,306
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --         --            21          --
  ...............................................................................................
 Receivable for Fund shares sold           --             9         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          32,999        70,963     11,504       130,214      11,306
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                 2            12         --            --         120
  ...............................................................................................
 Payable for fund shares purchased         --            --          5            22          --
  ...............................................................................................
 TOTAL LIABILITIES                          2            12          5            22         120
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $32,997     $  70,951    $11,499     $ 130,192   $  11,186
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants            1,086         5,019         --         6,540          --
 Unit price                           $ 15.82     $   11.79    $ 11.50     $   17.27   $   11.19
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000      1,000         1,000       1,000
 Unit price                           $ 15.82     $   11.79    $ 11.50     $   17.27   $   11.19
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Merrill      Merrill      Merrill     Merrill      Merrill
                                    Lynch        Lynch        Lynch       Lynch        Lynch
                                    American     Basic Value  Developing  Domestic     Global
                                    Balanced     Focus        Capital     Money        Bond
                                    Investment   Investment   Markets     Market       Focus
                                    Division     Division     Focus       Investment   Investment
                                                              Investment  Division     Division
                                                              Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN MERRILL LYNCH
 VARIABLE SERIES FUNDS, INC.:
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH AMERICAN BALANCED
 FUND
  Shares 955
  Cost $13,933
  ...............................................................................................
    Market Value                      $11,929     $      --     $   --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH BASIC VALUE FOCUS
 FUND
  Shares 3,517
  Cost $49,088
  ...............................................................................................
    Market Value                           --        48,214         --            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH DEVELOPING CAPITAL
 MARKETS FOCUS FUND
  Shares 1,187
  Cost $10,275
  ...............................................................................................
    Market Value                           --            --      8,692            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH DOMESTIC MONEY
 MARKET FUND
  Shares 17,380
  Cost $17,380
  ...............................................................................................
    Market Value                           --            --         --        17,380          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH GLOBAL BOND FOCUS
 FUND
  Shares 1,239
  Cost $11,495
  ...............................................................................................
    Market Value                           --            --         --            --      10,212
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --         --            --          --
  ...............................................................................................
 Receivable for fund shares sold           --            --         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          11,929        48,214      8,692        17,380      10,212
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               168            14        122             7         144
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                        168            14        122             7         144
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $11,761     $  48,200     $8,570     $  17,373   $  10,068
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --         2,409         --           521          --
 Unit price                           $ 11.76     $   14.14     $ 8.57     $   11.42   $   10.07
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000      1,000         1,000       1,000
 Unit price                           $ 11.76     $   14.14     $ 8.57     $   11.42   $   10.07
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Merrill      Merrill      Merrill     Merrill      Merrill
                                    Lynch        Lynch        Lynch       Lynch        Lynch
                                    Global       Global       Government  Index 500    International
                                    Strategy     Utility      Bond        Fund         Equity
                                    Focus        Focus        Investment  Investment   Focus
                                    Investment   Investment   Division    Division     Investment
                                    Division     Division                              Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN MERRILL LYNCH
 VARIABLE SERIES FUNDS, INC.:
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH GLOBAL STRATEGY
 FOCUS FUND
  Shares 1,076
  Cost $13,410
  ...............................................................................................
    Market Value                      $11,675     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH GLOBAL UTILITY
 FOCUS FUND
  Shares 1,465
  Cost $19,311
  ...............................................................................................
    Market Value                           --        15,105         --            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH GOVERNMENT BOND
 FUND
  Shares 1,110
  Cost $11,754
  ...............................................................................................
    Market Value                           --            --     11,702            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH INDEX 500 FUND
  Shares 1,898
  Cost $29,539
  ...............................................................................................
    Market Value                           --            --         --        31,869          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH INTERNATIONAL
 EQUITY FOCUS FUND
  Shares 1,073
  Cost $11,239
  ...............................................................................................
    Market Value                           --            --         --            --      11,651
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --         --             1          --
  ...............................................................................................
 Receivable for fund shares sold           --            --         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          11,675        15,105     11,702        31,870      11,651
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               163             2        164            --         163
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                        163             2        164            --         163
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $11,512     $  15,103    $11,538     $  31,870   $  11,488
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --           152         --         1,405          --
 Unit price                           $ 11.51     $   13.11    $ 11.54     $   13.25   $   11.49
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000      1,000         1,000       1,000
 Unit price                           $ 11.51     $   13.11    $ 11.54     $   13.25   $   11.49
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Merrill      Merrill      Merrill     Merrill      Merrill
                                    Lynch        Lynch        Lynch       Lynch        Lynch
                                    Prime Bond   High         Quality     Small Cap    Natural
                                    Investment   Current      Equity      Value Focus  Resources
                                    Division     Income       Investment  Investment   Focus
                                                 Division     Division    Division     Investment
                                                                                       Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN MERRILL LYNCH
 VARIABLE SERIES FUNDS, INC.:
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH PRIME BOND FUND
  Shares 992
  Cost $11,919
  ...............................................................................................
    Market Value                      $11,402     $      --    $    --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH HIGH CURRENT INCOME
 FUND
  Shares 1,158
  Cost $12,825
  ...............................................................................................
    Market Value                           --         9,337         --            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH QUALITY EQUITY FUND
  Shares 1,057
  Cost $33,566
  ...............................................................................................
    Market Value                           --            --     27,074            --          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH SMALL CAP VALUE
 FOCUS FUND
  Shares 667
  Cost $14,398
  ...............................................................................................
    Market Value                           --            --         --        13,860          --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH NATURAL RESOURCES
 FOCUS FUND
  Shares 1,125
  Cost $10,206
  ...............................................................................................
    Market Value                           --            --         --            --      14,793
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --          5            --          --
  ...............................................................................................
 Receivable for fund shares sold           --            --         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          11,402         9,337     27,079        13,860      14,793
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company               159           130         --           194         208
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                        159           130         --           194         208
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $11,243     $   9,207    $27,079     $  13,666   $  14,585
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --            --      1,038            --          --
 Unit price                           $ 11.24     $    9.21    $ 13.28     $   13.67   $   14.59
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000      1,000         1,000       1,000
 Unit price                           $ 11.24     $    9.21    $ 13.28     $   13.67   $   14.59
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 2000                  Merrill      Merrill      Mercury     Neuberger    Neuberger
                                    Lynch        Lynch        V.I.        Berman AMT   Berman AMT
                                    Capital      Global       U.S. Large  Partners     Balanced
                                    Focus        Growth       Cap         Investment   Investment
                                    Investment   Focus        Investment  Division     Division
                                    Division     Investment   Division
                                                 Division
 ------------------------------------------------------------------------------------------------
 ASSETS:
 INVESTMENTS IN THE MERRILL LYNCH
 VARIABLE SERIES FUNDS, INC.:
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH CAPITAL FOCUS FUND
  Shares 977
  Cost $10,495
  ...............................................................................................
    Market Value                      $10,260     $      --     $   --     $      --   $      --
 ------------------------------------------------------------------------------------------------
 MERRILL LYNCH GLOBAL GROWTH FOCUS
 FUND
  Shares 955
  Cost $10,951
  ...............................................................................................
    Market Value                           --        11,172         --            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN THE MERCURY ASSET
 MANAGEMENT V.I. FUNDS, INC.:
 ------------------------------------------------------------------------------------------------
 MERCURY V.I. U.S. LARGE CAP FUND
  Shares 1,012
  Cost $10,217
  ...............................................................................................
    Market Value                           --            --     10,065            --          --
 ------------------------------------------------------------------------------------------------
 INVESTMENTS IN NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST:
 ------------------------------------------------------------------------------------------------
 PARTNERS PORTFOLIO
  Shares 1,276
  Cost $23,573
  ...............................................................................................
    Market Value                           --            --         --        20,637          --
 ------------------------------------------------------------------------------------------------
 BALANCED PORTFOLIO
  Shares 876
  Cost $15,785
  ...............................................................................................
    Market Value                           --            --         --            --      15,130
 ------------------------------------------------------------------------------------------------
 Receivable from Hartford Life and
  Annuity Insurance Company                --            --         --             2          --
  ...............................................................................................
 Receivable for fund shares sold           --            --         --            --          --
  ...............................................................................................
 TOTAL ASSETS                          10,260        11,172     10,065        20,639      15,130
  ...............................................................................................
 LIABILITIES:
 Payable to Hartford Life and
  Annuity Insurance Company                57           119        107            --           1
  ...............................................................................................
 Payable for fund shares purchased         --            --         --            --          --
  ...............................................................................................
 TOTAL LIABILITIES                         57           119        107            --           1
 ------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $10,203     $  11,053     $9,958     $  20,639   $  15,129
 ------------------------------------------------------------------------------------------------
 VARIABLE LIFE INSURANCE POLICIES:
 Units owned by participants               --            --         --           895          85
 Unit price                           $ 10.20     $   11.05     $ 9.96     $   10.89   $   13.95
  ...............................................................................................
 Units owned by Hartford Life and
  Annuity Insurance Company             1,000         1,000      1,000         1,000       1,000
 Unit price                           $ 10.20     $   11.05     $ 9.96     $   10.89   $   13.95
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations
--------------------------------------------------------------------------------

 For the Period Ended               Alger        Alger        Hartford    Hartford     Hotchkis
 December 31, 2000                  American     American     Bond        Capital      and
                                    Growth       Small        Investment  Appreciation Wiley
                                    Investment   Capitalization Division  Investment   International
                                    Division     Investment               Division     VIP
                                                 Division                              Investment
                                                                                       Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $    --     $      --     $   49     $     821   $     107
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (192)         (472)       (70)         (673)        (70)
  ...............................................................................................
  Net investment (loss) income           (192)         (472)       (21)          148          37
  ...............................................................................................
 CAPITAL GAINS INCOME                   3,874        33,329         --        16,544          51
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                           49            32          2             9          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (8,306)      (74,253)     1,184       (16,792)        157
  ...............................................................................................
  Net (loss) gain on investments       (8,257)      (74,221)     1,186       (16,783)        157
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $(4,575)    $ (41,364)    $1,165     $     (91)  $     245
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Merrill     Merrill      Merrill
 December 31, 2000                  Lynch        Lynch        Lynch       Lynch        Lynch
                                    American     Basic Value  Developing  Domestic     Global
                                    Balanced     Focus        Capital     Money        Bond
                                    Investment   Investment   Markets     Market       Focus
                                    Division     Division     Focus       Investment   Investment
                                                              Investment  Division     Division
                                                              Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   318     $     672    $    83     $     677   $     437
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (79)         (247)       (72)          (74)        (64)
  ...............................................................................................
  Net investment income                   239           425         11           603         373
  ...............................................................................................
 CAPITAL GAINS INCOME                   1,400         4,493         --            --          --
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized loss on security
    transactions                           --        (3,791)        --            --          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (1,921)          726     (3,581)           --        (399)
  ...............................................................................................
  Net loss on investments              (1,921)       (3,065)    (3,581)           --        (399)
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $  (282)    $   1,853    $(3,570)    $     603   $     (26)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Merrill     Merrill      Merrill
 December 31, 2000                  Lynch        Lynch        Lynch       Lynch        Lynch
                                    Global       Global       Government  Index 500    International
                                    Strategy     Utility      Bond        Fund         Equity
                                    Focus        Focus        Investment  Investment   Focus
                                    Investment   Investment   Division    Division     Investment
                                    Division     Division                              Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   273     $     457     $  647     $     270   $     116
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (81)          (93)       (70)         (223)        (83)
  ...............................................................................................
  Net investment income                   192           364        577            47          33
  ...............................................................................................
 CAPITAL GAINS INCOME                   1,507         5,186         --           105         608
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                           --            --         --         1,281          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (3,023)       (6,018)       560        (4,548)     (3,150)
  ...............................................................................................
  Net (loss) gain on investments       (3,023)       (6,018)       560        (3,267)     (3,150)
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $(1,324)    $    (468)    $1,137     $  (3,115)  $  (2,509)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Merrill     Merrill      Merrill
 December 31, 2000                  Lynch        Lynch        Lynch       Lynch        Lynch
                                    Prime Bond   High         Quality     Small Cap    Natural
                                    Investment   Current      Equity      Value Focus  Resources
                                    Division     Income       Investment  Investment   Focus
                                                 Division     Division    Division     Investment
                                                                                       Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   686     $     984    $    433    $      39   $      49
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                          (68)          (63)       (202)         (85)        (79)
  ...............................................................................................
  Net investment income (loss)            618           921         231          (46)        (30)
  ...............................................................................................
 CAPITAL GAINS INCOME                      --            --       7,648        3,162          --
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized gain on security
    transactions                           --            --       2,612           --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     352        (1,696)    (10,242)      (1,420)      4,114
  ...............................................................................................
  Net gain (loss) on investments          352        (1,696)     (7,630)      (1,420)      4,114
 ------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     $   970     $    (775)   $    249    $   1,696   $   4,084
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Mercury     Neuberger    Neuberger
 December 31, 2000                  Lynch        Lynch        V.I.        Berman AMT   Berman AMT
                                    Capital      Global       U.S. Large  Partners     Balanced
                                    Focus        Growth       Cap         Investment   Investment
                                    Investment   Focus        Investment  Division     Division
                                    Division     Investment   Division
                                                 Division
 ------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $   252     $      42    $     3     $     120   $     283
  ...............................................................................................
 EXPENSES:
  Mortality and expense risk
    undertakings                         (118)          (83)       (73)         (101)       (111)
  ...............................................................................................
  Net investment income (loss)            134           (41)       (70)           19         172
  ...............................................................................................
 CAPITAL GAINS INCOME                     299           746        153         2,557       2,238
  ...............................................................................................
 NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Net realized (loss) gain on
    security transactions                (870)           --         --            19          (5)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     301        (2,760)    (2,065)       (2,439)     (3,239)
  ...............................................................................................
  Net loss on investments                (569)       (2,760)    (2,065)       (2,420)     (3,244)
 ------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM OPERATIONS     $  (136)    $  (2,055)   $(1,982)    $     156   $    (834)
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period Ended               Alger      Alger          Hartford   Hartford     Hotchkis and
 December 31, 2000                  American   American       Bond       Capital      Wiley
                                    Growth     Small          Investment Appreciation International VIP
                                    Investment Capitalization Division   Investment   Investment
                                    Division   Investment                Division     Division
                                               Division
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $  (192)     $  (472)     $   (21)   $    148      $    37
  ................................................................................................
  Capital gains income                 3,874       33,329           --      16,544           51
  ................................................................................................
  Net realized gain on security
    transactions                          49           32            2           9           --
  ................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (8,306)     (74,253)       1,184     (16,792)         157
  ................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                        (4,575)     (41,364)       1,165         (91)         245
  ................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           12,434        1,381           --      12,986           --
  ................................................................................................
  Net transfers                           --       92,425           --      92,425           --
  ................................................................................................
  Surrenders                              --           --           --          --           --
  ................................................................................................
  Cost of insurance and other fees      (361)        (990)          --      (1,647)          --
  ................................................................................................
  Other activity                          25        2,531           (1)      3,696           (4)
  ................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      12,098       95,347           (1)    107,460           (4)
  ................................................................................................
  Net increase in net assets           7,523       53,983        1,164     107,369          241
  ................................................................................................
 NET ASSETS:
  Beginning of period                 25,474       16,968       10,335      22,823       10,945
 -------------------------------------------------------------------------------------------------
  END OF PERIOD                      $32,997      $70,951      $11,499    $130,192      $11,186
 -------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill       Merrill       Merrill       Merrill       Merrill
 December 31, 2000                  Lynch         Lynch         Lynch         Lynch         Lynch
                                    American      Basic Value   Developing    Domestic      Global Bond
                                    Balanced      Focus         Capital       Money Market  Focus
                                    Investment    Investment    Markets       Investment    Investment
                                    Division      Division      Focus         Division      Division
                                                                Investment
                                                                Division
 -------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   239       $    425      $    11       $   603       $   373
  ......................................................................................................
  Capital gains income                  1,400          4,493           --            --            --
  ......................................................................................................
  Net realized loss on security
    transactions                           --         (3,791)          --            --            --
  ......................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (1,921)           726       (3,581)           --          (399)
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                           (282)         1,853       (3,570)          603           (26)
  ......................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --         40,687           --         5,939            --
  ......................................................................................................
  Net transfers                            --        (43,162)          --            --            --
  ......................................................................................................
  Surrenders                               --             --           --            --            --
  ......................................................................................................
  Cost of insurance and other fees         --           (604)          --            (4)           --
  ......................................................................................................
  Other activity                            2         (1,874)          43            (5)           (3)
  ......................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                            2         (4,953)          43         5,930            (3)
  ......................................................................................................
  Net (decrease) increase in net
    assets                               (280)        (3,100)      (3,527)        6,533           (29)
  ......................................................................................................
 NET ASSETS:
  Beginning of period                  12,041         51,300       12,097        10,840        10,097
 -------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $11,761       $ 48,200      $ 8,570       $17,373       $10,068
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Merrill     Merrill      Merrill
 December 31, 2000                  Lynch        Lynch        Lynch       Lynch        Lynch
                                    Global       Global       Government  Index 500    International
                                    Strategy     Utility      Bond        Fund         Equity
                                    Focus        Focus        Investment  Investment   Focus
                                    Investment   Investment   Division    Division     Investment
                                    Division     Division                              Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   192     $     364    $   577     $      47   $      33
  ...............................................................................................
  Capital gains income                  1,507         5,186         --           105         608
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --         --         1,281          --
  ...............................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (3,023)       (6,018)       560        (4,548)     (3,150)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (1,324)         (468)     1,137        (3,115)     (2,509)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --         1,381         --        31,175          --
  ...............................................................................................
  Net transfers                            --            --         --       (45,955)         --
  ...............................................................................................
  Surrenders                               --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees         --           (21)        --          (461)         --
  ...............................................................................................
  Other activity                           16            10        (14)       (1,939)         25
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                           16         1,370        (14)      (17,180)         25
  ...............................................................................................
  Net (decrease) increase in net
    assets                             (1,308)          902      1,123       (20,295)     (2,484)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  12,820        14,201     10,415        52,165      13,972
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $11,512     $  15,103    $11,538     $  31,870   $  11,488
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Merrill     Merrill      Merrill
 December 31, 2000                  Lynch        Lynch        Lynch       Lynch        Lynch
                                    Prime Bond   High         Quality     Small Cap    Natural
                                    Investment   Current      Equity      Value Focus  Resources
                                    Division     Income       Investment  Investment   Focus
                                                 Division     Division    Division     Investment
                                                                                       Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   618     $     921    $    231    $     (46)  $     (30)
  ...............................................................................................
  Capital gains income                     --            --       7,648        3,162          --
  ...............................................................................................
  Net realized gain on security
    transactions                           --            --       2,612           --          --
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     352        (1,696)    (10,242)      (1,420)      4,114
  ...............................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            970          (775)        249        1,696       4,084
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --      28,772           --          --
  ...............................................................................................
  Net transfers                            --            --     (51,623)          --          --
  ...............................................................................................
  Surrenders                               --            --          --           --          --
  ...............................................................................................
  Cost of insurance and other fees         --            --        (346)          --          --
  ...............................................................................................
  Other activity                          (13)            9      (1,425)         (18)        (48)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                          (13)            9     (24,622)         (18)        (48)
  ...............................................................................................
  Net increase (decrease) in net
    assets                                957          (766)    (24,373)       1,678       4,036
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  10,286         9,973      51,452       11,988      10,549
 ------------------------------------------------------------------------------------------------
  END OF PERIOD                       $11,243     $   9,207    $ 27,079    $  13,666   $  14,585
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill      Merrill      Mercury     Neuberger    Neuberger
 December 31, 2000                  Lynch        Lynch        V.I.        Berman AMT   Berman AMT
                                    Capital      Global       U.S. Large  Partners     Balanced
                                    Focus        Growth       Cap         Investment   Investment
                                    Investment   Focus        Investment  Division     Division
                                    Division     Investment   Division
                                                 Division
 ------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)       $    134     $     (41)   $   (70)    $      19   $     172
  ...............................................................................................
  Capital gains income                    299           746        153         2,557       2,238
  ...............................................................................................
  Net realized (loss) gain on
    security transactions                (870)           --         --            19          (5)
  ...............................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     301        (2,760)    (2,065)       (2,439)     (3,239)
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                           (136)       (2,055)    (1,982)          156        (834)
  ...............................................................................................
 UNIT TRANSACTIONS:
  Purchases                            18,050            --         --         6,778         475
  ...............................................................................................
  Net transfers                       (44,109)           --         --            --          --
  ...............................................................................................
  Surrenders                               --            --         --            --          --
  ...............................................................................................
  Cost of insurance and other fees       (110)           --         --          (170)        (28)
  ...............................................................................................
  Other activity                       (1,308)           19         15            13           1
  ...............................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      (27,477)           19         15         6,621         448
  ...............................................................................................
  Net (decrease) increase in net
    assets                            (27,613)       (2,036)    (1,967)        6,777        (386)
  ...............................................................................................
 NET ASSETS:
  Beginning of period                  37,816        13,089     11,925        13,862      15,515
  ...............................................................................................
  END OF PERIOD                      $ 10,203     $  11,053    $ 9,958     $  20,639   $  15,129
 ------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Period Ended               Alger      Alger          Hartford   Hartford     Hotchkis and
 December 31, 1999                  American   American       Bond       Capital      Wiley
                                    Growth     Small          Investment Appreciation International VIP
                                    Investment Capitalization Division   Investment   Investment
                                    Division   Investment                Division     Division*
                                               Division
 -------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment (loss) income       $   (85)     $   (81)     $   500     $   (15)     $    16
  ................................................................................................
  Capital gains income                 1,422        1,474           72         750           --
  ................................................................................................
  Net realized gain on security
    transactions                          11            4           --           9           --
  ................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  3,694        3,535         (853)      4,042          932
  ................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                         5,042        4,932         (281)      4,786          948
  ................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            6,347          592           --       6,838       10,000
  ................................................................................................
  Cost of insurance and other fees        --           --           --          --           --
  ................................................................................................
  Other activity                          22            6           --         (41)          (3)
  ................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       6,369          598           --       6,797        9,997
  ................................................................................................
  Net increase (decrease) in net
    assets                            11,411        5,530         (281)     11,583       10,945
  ................................................................................................
 NET ASSETS:
  Beginning of period                 14,063       11,438       10,616      11,240           --
 -------------------------------------------------------------------------------------------------
  END OF PERIOD                      $25,474      $16,968      $10,335     $22,823      $10,945
 -------------------------------------------------------------------------------------------------

* From inception, May 11, 1999 to December 31, 1999.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill       Merrill       Merrill       Merrill       Merrill
 December 31, 1999                  Lynch         Lynch         Lynch         Lynch         Lynch
                                    American      Basic Value   Developing    Domestic      Global Bond
                                    Balanced      Focus         Capital       Money Market  Focus
                                    Investment    Investment    Markets       Investment    Investment
                                    Division      Division      Focus         Division      Division
                                                                Investment
                                                                Division
 -------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   532       $   762       $   180       $   436       $   538
  ......................................................................................................
  Capital gains income                  1,658         5,331            --            --            --
  ......................................................................................................
  Net realized gain (loss) on
    security transactions                  --            --            --            --            --
  ......................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (1,290)       (2,159)        4,586            --        (1,512)
  ......................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            900         3,934         4,766           436          (974)
  ......................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --        36,447            --            --            --
  ......................................................................................................
  Cost of insurance and other fees         --            --            --            --            --
  ......................................................................................................
  Other activity                           (5)          420           (25)           (1)            3
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                           (5)       36,867           (25)           (1)            3
  ......................................................................................................
  Net increase (decrease) in net
    assets                                895        40,801         4,741           435          (971)
  ......................................................................................................
 NET ASSETS:
  Beginning of period                  11,146        10,499         7,356        10,405        11,068
 -------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $12,041       $51,300       $12,097       $10,840       $10,097
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill       Merrill       Merrill       Merrill       Merrill
 December 31, 1999                  Lynch Global  Lynch Global  Lynch         Lynch Index   Lynch
                                    Strategy      Utility       Government    500 Fund      International
                                    Focus         Focus         Bond          Investment    Equity Focus
                                    Investment    Investment    Investment    Division      Investment
                                    Division      Division      Division                    Division
 -------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   210       $   196       $   594       $   579       $   470
  ......................................................................................................
  Capital gains income                  1,378         1,458            --           606            --
  ......................................................................................................
  Net realized gain (loss) on
    security transactions                  --            --            --            --            --
  ......................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     614          (160)         (854)        4,521         3,305
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                          2,202         1,494          (260)        5,706         3,775
  ......................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --           592            --        33,643            --
  ......................................................................................................
  Cost of insurance and other fees         --            --            --            --            --
  ......................................................................................................
  Other activity                          (14)          (10)           --           522           (21)
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                          (14)          582            --        34,165           (21)
  ......................................................................................................
  Net increase (decrease) in net
    assets                              2,188         2,076          (260)       39,871         3,754
  ......................................................................................................
 NET ASSETS:
  Beginning of period                  10,632        12,125        10,675        12,294        10,218
  ......................................................................................................
  END OF PERIOD                       $12,820       $14,201       $10,415       $52,165       $13,972
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill       Merrill       Merrill       Merrill       Merrill
 December 31, 1999                  Lynch Prime   Lynch High    Lynch         Lynch         Lynch
                                    Bond          Current       Quality       Small Cap     Natural
                                    Investment    Income        Equity        Value Focus   Resources
                                    Division      Investment    Investment    Investment    Focus
                                                  Division      Division      Division      Investment
                                                                                            Division
 -------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   672        $1,015       $   271       $   (17)      $   140
  ......................................................................................................
  Capital gains income                     --            --         6,922         1,198            --
  ......................................................................................................
  Net realized gain (loss) on
    security transactions                  --            --            --            --            --
  ......................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (989)         (514)        2,330         1,830         2,039
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                           (317)          501         9,523         3,011         2,179
  ......................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                --            --        30,577            --            --
  ......................................................................................................
  Cost of insurance and other fees         --            --            --            --            --
  ......................................................................................................
  Other activity                           --            (2)           (8)          (17)           (6)
  ......................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                           --            (2)       30,569           (17)           (6)
  ......................................................................................................
  Net (decrease) increase in net
    assets                               (317)          499        40,092         2,994         2,173
 NET ASSETS:
  Beginning of period                  10,603         9,474        11,360         8,994         8,376
 -------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $10,286        $9,973       $51,452       $11,988       $10,549
 -------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Period Ended               Merrill       Merrill       Mercury      Neuberger        Neuberger
 December 31, 1999                  Lynch         Lynch Global  V.I. U.S.    Berman AMT       Berman AMT
                                    Capital       Growth Focus  Large Cap    Partners         Balanced
                                    Focus         Investment    Investment   Investment       Investment
                                    Investment    Division      Division     Division         Division
                                    Division
 ------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $   922       $    39       $    (9)       $    53          $   108
  ...........................................................................................................
  Capital gains income                     --            81            27            215              271
  ...........................................................................................................
  Net realized gain (loss) on
    security transactions                  --            --            --              4                3
  ...........................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                    (536)        2,981         1,913            474            3,310
  ...........................................................................................................
  Net increase in net assets
    resulting from operations             386         3,101         1,931            746            3,692
  ...........................................................................................................
 UNIT TRANSACTIONS:
  Purchases                            37,000        10,000        10,000          2,905              713
  ...........................................................................................................
  Cost of insurance and other fees         --            --            --             --               --
  ...........................................................................................................
  Other activity                          430           (12)           (6)             5               27
  ...........................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       37,430         9,988         9,994          2,910              740
  ...........................................................................................................
  Net increase in net assets           37,816        13,089        11,925          3,656            4,432
  ...........................................................................................................
 NET ASSETS:
  Beginning of period                      --            --            --         10,206           11,083
 ------------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $37,816       $13,089       $11,925        $13,862          $15,515
 ------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
FUTUREVANTAGE
Notes to Financial Statements
December 31, 2000

(1)  ORGANIZATION:

ICMG Registered Variable Life Separate Account One, FutureVantage (the Account), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty-five Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance policyowners of the Company in various mutual funds (the Funds), as directed by the policyowners.

(2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

(3)  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES

A) COST OF INSURANCE -- In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

B) MORTALITY AND EXPENSE RISK UNDERTAKINGS -- The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

D) DEDUCTION OF OTHER FEES -- In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable policyowners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

       (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

       (b)    Not Applicable.

       (c)(1) Principal Underwriting Agreement.(1)

       (c)(2) Form of Selling Agreements.(2)

       (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

       (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

       (f)    Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

       (g)    Contracts of Reinsurance.(4)

       (h)    Form of Participation Agreement.(4)

       (i)    Not Applicable.

       (j)    Not Applicable.

       (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

       (l)    Opinion and Consent of James M. Hedreen, FSA, MAAA.

       (m)    Not Applicable.

       (n)    Consent of Arthur Andersen LLP, Independent Public Accountants.

       (o)    No financial statement will be omitted.

       (p)    Not Applicable.

       (q)    Memorandum describing transfer and redemption procedures.(1)

       (r)    Power of Attorney.

       (s)    Organizational Chart.

__________________________
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 8, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 3 (incorrectly noted as Post-Effective No. 1 on the Cover Sheet) to the Registration Statement on Form S-6, File No. 333-13735 of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on April 15, 1999.

Item 28. Officers and Directors.


----------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
----------------------------------------------------------------------------------
David A. Carlson                Vice President
----------------------------------------------------------------------------------
Peter W. Cummins                Senior Vice President
----------------------------------------------------------------------------------
Patrice Kelly-Ellis             Vice President
----------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
----------------------------------------------------------------------------------
Timothy M. Fitch                Vice President and Actuary
----------------------------------------------------------------------------------
Mary Jane B. Fortin             Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
----------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
----------------------------------------------------------------------------------
Ryan Johnson                    Vice President
----------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
----------------------------------------------------------------------------------
Michael D. Keeler               Vice President
----------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President, Director
----------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
----------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
----------------------------------------------------------------------------------
Thomas M. Marra                 President, Director*
----------------------------------------------------------------------------------
Gary J. Miller                  Vice President
----------------------------------------------------------------------------------
Tom Nassiri                     Vice President
----------------------------------------------------------------------------------
Deanne Osgood                   Vice President
----------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
----------------------------------------------------------------------------------
Lowndes A. Smith                Chairman of the Board and Chief Executive Officer,
                                Director*
----------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
----------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
----------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer,
                                Director*
----------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

 * Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 1.5 .

Item 30: Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
              Account VL I
              Hartford Life and Annuity Insurance Company - Separate
              Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                             POSITIONS AND OFFICES
                NAME                           WITH UNDERWRITER
                ----                           ----------------
         David A. Carlson                 Vice President
         Peter W. Cummins                 Senior Vice President
         David T. Foy                     Treasurer
         J. Richard Garrett               Vice President
         George R. Jay                    Controller
         Robert A. Kerzner                Executive Vice President, Director
         Joseph F. Mahoney                Executive Vice President
         Thomas M. Marra                  President, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary, Director
         Lowndes A. Smith                 Chief Executive Officer
         John C. Walters                  Executive Vice President

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 11 day of April, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERERED VARIABLE LIFE SEPARATE ACCOUNT ONE
(Registrant)

*By: David T. Foy                                    *By: /s/ Marianne O'Doherty
     ------------------------------------------          -----------------------
     David T. Foy, Senior Vice President                    Marianne O'Doherty
                                                             Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ------------------------------------------
     David T. Foy, Senior Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,        By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            -----------------------
     Director*                                              Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                    Attorney-In-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President, Director*  Date: April 11, 2001
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-13735

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2    Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3    Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4    Power of Attorney.

1.5    Organizational Chart.